Key management compensation (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Key Management Compensation

The compensation for key management, which comprises Turquoise Hill’s directors, Chief Executive Officer, Chief Financial Officer, and Vice President, Operations and Development, in respect of employee services is as follows:

	Year Ended December 31,
	2018	2017

Salaries, director fees and other short term benefits	$1,909	$2,092
Post-employment benefits	27	63
Share based payment	1,262	1,386
	$3,198	$3,541